Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible asset, useful life	7 years
Amortization expense	$ 4,016	$ 3,186